Income Taxes - Significant components of current and deferred income tax expense attributable to income from continuing operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Income (loss) before income taxes	$ (12,638)	$ (40,341)	$ (5,059)	$ (41,883)
Income tax benefit (expense) (Note 9)	$ (213)	$ (49)	$ (354)	$ 196
Effective tax rate	2.00%	0.00%	7.00%	0.00%